Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stock Warrants Outstanding

Stock warrants outstanding at April 30, 2021 are as follows:

		Weighted
		average
	Number of warrants	exercise price per share
Outstanding, January 31, 2021	400,166	$2.155
Issued	55,115	1.524
Expired	-	-
Exercised	(6,000)	0.350
Outstanding, April 30, 2021	449,281	$2.101

Exercisable, April 30, 2021	449,281	$2.101

As of January 31, 2021, there were 400,166 warrants outstanding and exercisable. The warrants have a three-year term, a weighted average remaining life of 1.23 years and a weighted average exercise price of $2.155 per warrant for one common share. Warrants outstanding at January 31, 2021 and 2020 are as follows:

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2019	308,829	2.586
Issued	64,337	0.769
Expired	-	-
Exercised	-	-
Outstanding, January 31, 2020	373,166	2.273
Issued	27,000	0.522
Expired	-	-
Exercised	-	-
Outstanding, January 31, 2021	400,166	2.155

Exercisable, January 31, 2021	400,166	2.155